Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 6,497	$ 4,788	$ 12,578	$ 9,399
Cost of goods sold	3,405	2,985	6,589	5,863
Gross margin	3,092	1,803	5,989	3,536
Operating expense:
Research and development	1,860	1,650	3,924	3,238
Selling, general and administrative	11,228	11,231	22,693	21,678
Total operating expense	13,088	12,881	26,617	24,916
Operating loss	(9,996)	(11,078)	(20,628)	(21,380)
Other income (expense), net:
Interest expense, net	(939)	(888)	(1,878)	(2,472)
Other expense	(25)	(35)	(28)	(21)
Other income	0	19	0	85
Total other income (expense), net	(964)	(904)	(1,906)	(2,408)
Loss before income taxes	(10,960)	(11,982)	(22,534)	(23,788)
Income tax expense	0	0	0	0
Net loss	(10,960)	(11,982)	(22,534)	(23,788)
Preferred stock dividend	(550)	(549)	(1,100)	(597)
Net loss attributable to common stockholders	$ (11,510)	$ (12,531)	$ (23,634)	$ (24,385)
Net loss per share of common shares outstanding - basic and diluted (usd per share)	$ (0.62)	$ (1.83)	$ (1.85)	$ (5.44)
Weighted average common shares outstanding - basic and diluted (in shares)	18,479,951	6,842,978	12,792,578	4,479,565